INTERESTS IN JOINT ARRANGEMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Current Assets	$ 4,175,578	$ 3,774,921
Non-current Assets	13,734,786	13,405,187	$ 12,744,267
Total Joint Arrangement Assets	17,910,364	17,180,108	16,668,311
Current Liabilities	2,071,742	1,526,284
Non-current Liabilities	7,829,593	7,393,840
Equity	8,009,029	8,259,984	7,818,504	$ 7,415,635
Total Joint Arrangement Liabilities	17,910,364	17,180,108
Income	6,011,819	7,102,070	6,349,761
Joint arrangement net income (loss)	(358,527)	704,226	$ 1,031,599
Celulosa y Energia Punta Pereira S.A. [Member]
Statement [Line Items]
Current Assets	408,066	478,480
Non-current Assets	1,948,800	1,982,237
Total Joint Arrangement Assets	2,356,866	2,460,717
Investment Assets	1,089,204	1,102,559
Current Liabilities	44,798	114,012
Non-current Liabilities	133,661	141,588
Equity	2,178,407	2,205,117
Total Joint Arrangement Liabilities	2,356,866	2,460,717
Income	941,429	1,108,952
Expenses	(664,772)	(636,797)
Joint arrangement net income (loss)	276,657	472,155
Forestal Cono Sur S.A. [Member]
Statement [Line Items]
Current Assets	51,173	30,769
Non-current Assets	150,619	158,787
Total Joint Arrangement Assets	201,792	189,556
Investment Assets	95,975	89,772
Current Liabilities	5,911	5,894
Non-current Liabilities	3,931	4,119
Equity	191,950	179,543
Total Joint Arrangement Liabilities	201,792	189,556
Income	8,775	2,870
Expenses	3,632	(434)
Joint arrangement net income (loss)	12,407	2,436
Eufores S.A. [Member]
Statement [Line Items]
Current Assets	150,509	125,027
Non-current Assets	965,695	892,452
Total Joint Arrangement Assets	1,116,204	1,017,479
Investment Assets	388,002	352,503
Current Liabilities	223,974	193,423
Non-current Liabilities	116,226	119,050
Equity	776,004	705,006
Total Joint Arrangement Liabilities	1,116,204	1,017,479
Income	288,378	252,524
Expenses	(216,764)	(237,338)
Joint arrangement net income (loss)	71,614	15,186
Zona Franca Punta Pereira S.A. [Member]
Statement [Line Items]
Current Assets	6,842	13,824
Non-current Assets	425,634	432,769
Total Joint Arrangement Assets	432,476	446,593
Investment Assets	171,121	172,604
Current Liabilities	90,235	101,385
Non-current Liabilities	0	0
Equity	342,241	345,208
Total Joint Arrangement Liabilities	432,476	446,593
Income	21,172	20,703
Expenses	(24,139)	(10,120)
Joint arrangement net income (loss)	$ (2,967)	$ 10,583